Discontinued operations -Summary of gain/(loss) on disposal groups (Details) - USD ($)					12 Months Ended
	Sep. 07, 2023	Apr. 15, 2023	Feb. 22, 2023	Jan. 06, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Foreign currency translation reserve
Property and equipment					$ 751,693	$ 1,270,838
Right-of-use assets					484,362	815,646	$ 4,059,896
Deferred tax assets					9,468,808	18,708,988
Trade and other receivables					5,327,877	14,815,432
Prepaid expenses and other current assets					2,142,194	3,298,377
Cash and cash equivalents					2,922,755	1,538,347	9,529,723
Total assets					21,895,748	57,462,556
Lease liability					1,662,411	2,343,126	$ 4,162,521
Accounts payable, accruals and other payables					7,829,837	33,418,502
Loans from a related party						458,241
Total liabilities					15,980,890	54,833,363
Swvl Pakistan (Private) Ltd.
Foreign currency translation reserve
Trade and other receivables						516,017
Cash and cash equivalents						124,763
Total assets						640,780
Accounts payable, accruals and other payables						569,646
Total liabilities						569,646
Volt Line BV
Foreign currency translation reserve
Property and equipment						115,310
Intangible assets						2,024,065
Right-of-use assets						576,299
Trade and other receivables						690,241
Prepaid expenses and other current assets						65,347
Cash and cash equivalents						886,450
Total assets						4,357,712
Interest-bearing loans						407,615
Lease liability						628,845
Accounts payable, accruals and other payables						816,547
Total liabilities						1,853,007
Shotl Transportation, S.L.
Foreign currency translation reserve
Interest-bearing loans						318,765
Accounts payable, accruals and other payables						183,969
Loans from a related party						458,241
Total liabilities						$ 960,975
Discontinued operations
Foreign currency translation reserve
Property and equipment					295,404
Intangible assets					12,558,343
Right-of-use assets					707,815
Deferred tax assets					4,241,746
Trade and other receivables					7,385,870
Prepaid expenses and other current assets					225,870
Cash and cash equivalents					1,346,509
Total assets					26,761,557
Interest-bearing loans					723,908
Provision for employees' end of service benefits					267,751
Lease liability					959,408
Accounts payable, accruals and other payables					2,380,480
Loans from a related party					454,687
Total liabilities					4,786,234
Discontinued operations | Swvl Pakistan (Private) Ltd.
Foreign currency translation reserve
Cash and cash equivalents					103,834
Total assets					103,834
Accounts payable, accruals and other payables					22,683
Total liabilities					22,683
Discontinued operations | Volt Line BV
Foreign currency translation reserve
Property and equipment					115,310
Intangible assets					2,024,065
Right-of-use assets					576,299
Trade and other receivables					690,241
Prepaid expenses and other current assets					65,347
Cash and cash equivalents					886,450
Total assets					4,357,712
Interest-bearing loans					407,615
Lease liability					628,845
Accounts payable, accruals and other payables					816,547
Total liabilities					1,853,007
Discontinued operations | Shotl Transportation, S.L.
Foreign currency translation reserve
Interest-bearing loans					316,293
Accounts payable, accruals and other payables					186,945
Loans from a related party					454,687
Total liabilities					957,925
Discontinued operations | Urbvan Mobility Ltd.
Foreign currency translation reserve
Property and equipment					180,094
Intangible assets					10,534,278
Right-of-use assets					131,516
Deferred tax assets					4,241,746
Trade and other receivables					6,695,629
Prepaid expenses and other current assets					160,523
Cash and cash equivalents					356,225
Total assets					22,300,011
Provision for employees' end of service benefits					267,751
Lease liability					330,563
Accounts payable, accruals and other payables					1,354,305
Total liabilities					1,952,619
Assets associated with discontinued operations
Foreign currency translation reserve
Sale consideration					(14,733,696)
Foreign currency reserve					779,697
Non-controlling interest					1,152,077
Liabilities					(4,786,234)
Assets					26,761,557
Loss for the year					(888,151)
Gain/(loss) on disposal					8,285,250
Swvl Pakistan (Private) Ltd.
Foreign currency translation reserve
Sale consideration					(20,000)
Foreign currency reserve					1,600,981
Liabilities					(22,683)
Assets					103,834
Gain/(loss) on disposal		$ (1,662,132)			1,662,132
Volt Line BV
Foreign currency translation reserve
Sale consideration					(5,000,000)
Foreign currency reserve					103,808
Liabilities					(1,853,007)
Assets					4,357,712
Gain/(loss) on disposal				$ 2,391,487	(2,391,487)
Shotl Transportation, S.L.
Foreign currency translation reserve
Sale consideration					(377,829)
Foreign currency reserve					(58,580)
Non-controlling interest					1,152,077
Liabilities					(957,925)
Gain/(loss) on disposal			$ 242,257		(242,257)
Urbvan Mobility Ltd.
Foreign currency translation reserve
Sale consideration					(9,335,867)
Foreign currency reserve					(866,512)
Liabilities					(1,952,619)
Assets					22,300,011
Loss for the year					(888,151)
Gain/(loss) on disposal	$ (9,256,862)				$ 9,256,862